Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of credit risk exposure [line items]
Beginning balance	$ 2,094
Ending balance	2,262
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,262	$ 1,887
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,023	1,628
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	239	259
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	86	102
Net remeasurement of loss allowance		6
Loan originations	2	2
Derecognitions and maturities	(1)	(1)
Total PCL	1	7
Write-offs	(3)	(4)
Recoveries of previous write-offs	2	3
Foreign exchange and other	(14)	(3)
Ending balance	72	105
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	558	560
Net remeasurement of loss allowance	63	29
Loan originations	11	13
Derecognitions and maturities	(14)	(14)
Total PCL	60	28
Write-offs	(83)	(84)
Recoveries of previous write-offs	23	54
Foreign exchange and other	(2)	(7)
Ending balance	556	551
Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	305	293
Net remeasurement of loss allowance	62	52
Loan originations	4	5
Derecognitions and maturities	(7)	(8)
Total PCL	59	49
Write-offs	(88)	(76)
Recoveries of previous write-offs	26	23
Foreign exchange and other	(2)	1
Ending balance	300	290
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,145	915
Net remeasurement of loss allowance	221	39
Loan originations	47	60
Derecognitions and maturities	(40)	(43)
Total PCL	228	56
Write-offs	(41)	(31)
Recoveries of previous write-offs	7	9
Foreign exchange and other	(5)	(8)
Ending balance	1,334	941
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	530	521
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	411	392
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	119	129
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	15	20
Transfer to Stage 1	6	7
Net remeasurement of loss allowance	(9)	(8)
Loan originations	2	2
Total PCL	(1)	1
Ending balance	14	21
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	89	90
Transfer to Stage 1	41	45
Transfer to Stage 2	(4)	(4)
Transfer to Stage 3	(2)	(2)
Net remeasurement of loss allowance	(44)	(47)
Loan originations	11	13
Derecognitions and maturities	(4)	(4)
Total PCL	(2)	1
Foreign exchange and other	1	(1)
Ending balance	88	90
Stage One [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	80	74
Transfer to Stage 1	28	26
Transfer to Stage 2	(5)	(5)
Net remeasurement of loss allowance	(25)	(24)
Loan originations	4	5
Derecognitions and maturities	(1)	(1)
Total PCL	1	1
Foreign exchange and other	(1)
Ending balance	80	75
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	338	298
Transfer to Stage 1	44	69
Transfer to Stage 2	(8)	(17)
Transfer to Stage 3	(1)
Net remeasurement of loss allowance	(61)	(56)
Loan originations	47	60
Derecognitions and maturities	(15)	(23)
Total PCL	6	33
Foreign exchange and other	4	4
Ending balance	348	335
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,113	969
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,003	866
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	110	103
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	33	38
Transfer to Stage 1	(6)	(7)
Transfer to Stage 2	2	2
Transfer to Stage 3	(1)	(2)
Net remeasurement of loss allowance	4	9
Derecognitions and maturities	(1)	(1)
Total PCL	(2)	1
Ending balance	31	39
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	333	326
Transfer to Stage 1	(38)	(41)
Transfer to Stage 2	21	24
Transfer to Stage 3	(25)	(26)
Net remeasurement of loss allowance	62	53
Derecognitions and maturities	(10)	(10)
Total PCL	10
Ending balance	343	326
Stage Two [Member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	225	219
Transfer to Stage 1	(28)	(26)
Transfer to Stage 2	5	5
Transfer to Stage 3	(40)	(40)
Net remeasurement of loss allowance	64	63
Derecognitions and maturities	(6)	(7)
Total PCL	(5)	(5)
Foreign exchange and other		1
Ending balance	220	215
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	496	408
Transfer to Stage 1	(38)	(68)
Transfer to Stage 2	9	23
Transfer to Stage 3	(23)	(13)
Net remeasurement of loss allowance	94	59
Derecognitions and maturities	(25)	(20)
Total PCL	17	(19)
Foreign exchange and other	6
Ending balance	519	389
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	619	397
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	609	370
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	10	27
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	38	44
Transfer to Stage 2	(2)	(2)
Transfer to Stage 3	1	2
Net remeasurement of loss allowance	5	5
Total PCL	4	5
Write-offs	(3)	(4)
Recoveries of previous write-offs	2	3
Foreign exchange and other	(14)	(3)
Ending balance	27	45
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	136	144
Transfer to Stage 1	(3)	(4)
Transfer to Stage 2	(17)	(20)
Transfer to Stage 3	27	28
Net remeasurement of loss allowance	45	23
Total PCL	52	27
Write-offs	(83)	(84)
Recoveries of previous write-offs	23	54
Foreign exchange and other	(3)	(6)
Ending balance	125	135
Stage three [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	40	40
Net remeasurement of loss allowance	23	13
Total PCL	63	53
Write-offs	(88)	(76)
Recoveries of previous write-offs	26	23
Foreign exchange and other	(1)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	311	209
Transfer to Stage 1	(6)	(1)
Transfer to Stage 2	(1)	(6)
Transfer to Stage 3	24	13
Net remeasurement of loss allowance	188	36
Total PCL	205	42
Write-offs	(41)	(31)
Recoveries of previous write-offs	7	9
Foreign exchange and other	(15)	(12)
Ending balance	$ 467	$ 217